Taxes on Income (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 30, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income [Line item]
Corporate income tax rate	25.00%		25.00%	26.50%
Description of corporate tax rate future periods		The provisions of the law included a Temporary Order stipulate that the corporate tax rate in 2017 will be 24%. As a result, the corporate tax rate that will apply in 2017 will be 24% and the corporate tax rate that will take effect from 2018 onwards will be 23
Deferred taxes losses		$ 773,000